Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning		₩ 966,242	₩ 818,491
Increase		627,546	641,580
Utilization		(426,311)	(299,160)
Reversal		(171,562)	(169,837)
Others	[1]	(6,839)	(24,832)
Ending		989,076	966,242
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Beginning		121,951	123,669
Increase		160,893	106,855
Utilization		(138,003)	(109,835)
Reversal		(4,989)	(6,334)
Others	[1]	(1,319)	7,596
Ending		138,533	121,951
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Beginning		227,097	170,428
Increase		79,518	86,691
Utilization		(67,196)	(23,916)
Reversal		(3,080)	(5,311)
Others	[1]	321	(795)
Ending		236,660	227,097
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Beginning		87,450	84,484
Increase		66,395	30,894
Utilization		(28,400)	(16,444)
Reversal		(32,731)	(9,087)
Others	[1]	777	(2,397)
Ending		93,491	87,450
Provisions for the restoration [member]
Disclosure of other provisions [line items]
Beginning		139,745	87,303
Increase		29,456	67,501
Utilization		(7,646)	(6,525)
Reversal		(11,129)	(15,811)
Others	[1]	9,105	7,277
Ending		159,531	139,745
Others [member]
Disclosure of other provisions [line items]
Beginning		389,999	352,607
Increase		291,284	349,639
Utilization		(185,066)	(142,440)
Reversal		(119,633)	(133,294)
Others	[1]	(15,723)	(36,513)
Ending		₩ 360,861	₩ 389,999

[1]	Includes adjustments of foreign currency translation differences and others.